Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Redeemable Ordinary Shares
Diluted weighted average shares outstanding	5,750,000	191,667		4,379,452
Diluted net income (loss) per ordinary share	$ 0.12	$ 0.40		$ 0.69
Non-Redeemable Ordinary Shares
Diluted weighted average shares outstanding	1,780,625	1,448,938	1,250,000 [1]	1,698,839 [1]
Diluted net income (loss) per ordinary share	$ (0.32)	$ (0.07)	$ (0.05)	$ (1.01)

[1]	The basic and diluted weighted average shares outstanding, non redeemable ordinary shares for the period from March 11, 2022 (inception) through December 31, 2022 excludes an aggregate of up to 187,500 shares of Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On March 28, 2023, the over-allotment option was fully exercised.